CONVERTIBLE PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES
NOTE 6:-	CONVERTIBLE PROMISSORY NOTES

 Since March 1, 2017, we have completed a series of bridge financings pursuant to which we have received from accredited investorsaggregate proceeds of $1,030 in exchange for 2017 Notes in the aggregate principal amount of $1,030, and seven-year Warrants to purchase an aggregate of 412,000 shares of common stock at an exercise price of $5.90 per share.

The principal amount and all accrued but unpaid interest on the 2017 Notes will become due and payable on the date (the “Maturity Date”) that is the earlier of the (i) 5-year anniversary of the date of issuance, or (ii) the date the Company completes an equity financing pursuant to which the Company issues and sells shares of capital stock resulting in aggregate proceeds of at least $2,000 (a “Qualified Financing”). The 2017 Notes bear interest at a rate of 6% per annum, payable on the Maturity Date. To the extent not previously converted, on the Maturity Date, each investor will receive, at the option of the investor, either (a) cash equal to the original principal amount of the 2017 Notes and interest then accrued and unpaid thereon, or (b) shares of common stock or Series C Convertible Preferred Stock of the Company, at a price per share equal to the lesser of: (x) 80% of the amount equal to the quotient obtained by dividing (i) the estimated value of the Company as of the Maturity Date, as determined in good faith by the Company’s board of directors, by (ii) the aggregate number of outstanding shares of the Company’s common stock, as of the Maturity Date on a fully diluted basis, and (y) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the capital stock of the Company. Upon consummation of a Qualified Financing, the investors may elect to have the outstanding principal and accrued but unpaid interest thereon converted into shares of the same class and series of equity securities sold in such Qualified Financing, provided that the investor may elect to receive shares of Series C Convertible Preferred Stock instead of shares of common stock, to the extent that common stock are issued in such Qualified Financing, at a price per share equal to the lesser of: (a) 80% of the price per share at which such securities are sold in such Qualified Financing and (b) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Company’s capital stock. If there is a change of control and the 2017 Notes have not been previously converted otherwise, the investors may, at their option, (a) receive an amount in cash equal to the sum of the original principal amount of the 2017 Notes and interest then accrued and unpaid thereon, or (b) convert the 2017 Notes and all accrued and unpaid interest thereon into shares of common stock or Series C Convertible Preferred Stock of the Company immediately prior to the closing of such change of control transaction at a price per share equal to the lesser of: (x) 80% of the amount equal to the quotient obtained by dividing (i) the estimated value of the Company implied by the exchange ratio set forth in the agreement governing such change of control transaction, as determined in good faith by the Company’s board of directors, by (ii) the aggregate number of outstanding shares of the Company’s common stock, immediately prior to such change of control on a fully diluted basis, and (y) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Company’s capital stock.

As a result of issuing the warrants and as a result of the discount on the conversion price of the 2017 Notes, the Company recorded in the six months and three months ended June 30, 2017 a benefit component in the amount of $637 and $415, respectively, to be amortized over the life of the 2017 Notes.

NOTE 7:-	CONVERTIBLE PROMISSORY NOTES

a.
In November 2011, the Company issued Convertible B-1 Promissory Notes (the "B-1 Promissory Notes") to new and existing stockholders for a consideration of $ 1,000. The B-1 Promissory Notes bore 10% annual interest and were automatically convertible into Series B-1 Participating Convertible Preferred stock ("Series B-1 Preferred stock") upon certain events as defined in the agreement, at a fixed conversion price of $ 0.284 per share. If the B-1 Promissory Notes were not converted, the Company was required to pay the unpaid principal amount and interest accrued on the earlier of an "Event of Default" (as defined in the agreement) or November 15, 2015 (the "Maturity Date").

Following the above, the Company's then outstanding old Series B Participating Convertible Preferred stock ("Old Series B Preferred stock") and warrants to purchase Old Series B Preferred stock, issued during 2009 through 2011, were automatically cancelled and the holders of the Old Series B Preferred stock received Convertible B-2 Promissory Notes (the "B-2 Promissory Notes") in an aggregate amount of $ 1,557. The terms of the B-2 Promissory Notes terms were identical to those of the B-1 Promissory Notes, except that such B-2 Promissory Notes were convertible into shares of series B-2 Participating Convertible Preferred stock ("Series B-2 Preferred stock") and the conversion price set forth in such notes was $ 0.199 per share (reflecting a 30% discount on the B-1 Promissory Notes' conversion price mentioned above).

The B-1 Promissory Notes and the B-2 Promissory Notes are considered to be a liability pursuant to ASC 480 "Distinguishing Liabilities from Equity." The convertible notes are presented at accreted value, which includes the principal amount of the convertible notes less any discount and accumulated interest accrued over the term of the convertible notes, using the interest method.

In addition, the Company issued to the holders of the warrants to purchase Old Series B Preferred stock new warrants to purchase 2,319,062 shares of Series B-2 Preferred stock with a fixed exercise price of $ 0.199 (reflecting a 30% discount on the fair value of the Company's Preferred stock on that date). The warrants expire on November 15, 2018. The fair value of the warrants on the issuance date was $ 571 and was recorded as equity in accordance with ASC 470. On May 2014, the Company effected a reverse split of the Company’s stock of seven to one. In addition, on April 2015 all of the Company’s B-2 warrants were reclassified as warrants to common shares. As a result these warrants have a fixed exercise price of $1.393 to purchase 331,293 shares of Common Stock.

As a result of issuing the warrants and as a result of the discount on the conversion price of the B-2 Promissory Note, the Company recorded in 2011 benefit component in the amount of $ 1,142, to be amortized over the terms of the B-2 Promissory Notes.

The Company's B-1 Promissory Notes and B-2 Promissory Notes were to mature on November 15, 2015. On April 28, 2015, the Company entered into a master amendment agreement with certain major stockholders, detailed below, pursuant to which the series B-1 promissory notes and series B-2 promissory notes held by them were amended to be convertible into shares of Series C Preferred stock.

b.
During February 2013, the Company signed a convertible promissory notes agreement ("The Agreement") and issued convertible promissory notes ("The Notes") to certain investors. In addition, the Company issued to the stockholder warrants to purchase 37,594 shares of Common stock. The exercise price at which the warrants may be exercised is $ 2.66 per share, subject to adjustment for stock splits, fundamental transactions or similar events. The warrants expire within a period of five years, based on the issuance date.

As of December 31, 2013, the Company had signed a second, third, fourth and fifth amendment to The Agreement, amended and restated The Notes and issued warrants to purchase an additional 37,594 shares of Common stock per amendment in consideration for a principal amount of $ 600.

During February 2014 through December 2014, the Company signed a sixth, seventh, eighth, ninth, tenth, eleventh, twelfth, thirteenth and fourteenth amendment to The Agreement, amended and restated the Notes with each amendment and issued warrants to purchase an additional 37,594 shares of Common stock per amendment in consideration for $ 900.

On April 28, 2015, the Company signed an amendment to The Agreement, pursuant to which The Notes were amended to be convertible into shares of Series C Preferred stock rather than Common stock. On the same date, the Company entered into a master amendment agreement with certain major stockholders pursuant to which the series B-1 promissory notes and series B-2 promissory notes held by them were amended to be convertible into shares of Series C Preferred stock rather than Common stock. Also on April 28, 2015, the Company amended the warrants to purchase shares of series B-2 participating convertible Preferred stock held by the entities party to the master amendment agreement to include provisions that block exercise if such exercise will result in the holder having beneficial ownership of more than 9.99% of the Company's Common stock. This limitation may be waived upon not less than 61 days prior written notice to the Company, and will expire the day before the applicable warrant expires.

c.
In January and February 2015, the Company entered into securities purchase agreements with certain investors providing for the issuance of shares of Common stock, shares of Series C Preferred stock and warrants to purchase shares of Common stock. Pursuant to these agreements, the Company issued an aggregate of 833,333 shares of Series C Preferred stock, 216,667 shares of Common stock and warrants to purchase 420,000 shares of Common stock at an exercise price of $3.00 per share and warrants to purchase 420,000 shares of Common stock at an exercise price of $ 6.00 per share, for aggregate consideration of $ 3,005 net of issuance costs of $ 145, which were previously recorded as deferred issuance costs.

d.
In February 2015, upon the receipt by the Company of investment amounts aggregating $ 3,150, as described above, the B-1 Promissory Notes converted by their terms into an aggregate of 560,594 shares of the Company's Series B-1 Preferred stock and 123,057 shares of Series C Preferred stock, and the Company's B-2 Promissory Notes converted by their terms into an aggregate of 1,174,042 shares of Series B-2 Preferred stock and 333,959 shares of Series C Preferred stock.

e.
In April 2015, the holders of the Fourteenth Amended and Restated Secured Convertible Promissory Notes elected to convert the outstanding principal and interest thereunder into 603,769 shares of the Company's Series C Preferred stock.

f.
In April 2015, upon the effectiveness of the Company's Form 10 filed with the Securities and Exchange Commission, the outstanding shares of Series A-1 Preferred stock, Series A-2 Preferred stock, Series B-1 Preferred stock and Series B-2 Preferred stock converted by their terms into 2,131,081 shares of Common stock.